Schedule of Digital Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Stock of Bitcoins at the beginning of the year, Number	16.41	5.29
Stock of Bitcoins at the beginning of the year, Value	$ 693,389	$ 87,747
Stock of Bitcoins at the beginning of the year, Number	100.55	43.93	5.29
Stock of Bitcoins at the beginning of the year, Value	$ 6,570,519	$ 1,681,533	$ 164,428
Stock of Bitcoins at the beginning of the year, Number	(97.59)	(23.23)
Stock of Bitcoins at the beginning of the year, Value	$ (6,360,675)	$ (889,084)
Stock of Bitcoins at the beginning of the year, Number	(16.79)	(9.59)
Stock of Bitcoins at the beginning of the year, Value	$ (1,180,595)	$ (226,256)
Stock of Bitcoins at the beginning of the year, Value	$ 523,498	$ 39,448	$ (76,681)
Stock of Bitcoins at the beginning of the year, Number	2.58	16.41	5.29
Stock of Bitcoins at the beginning of the year, Value	$ 246,136	$ 693,389	$ 87,747
Stock of Bitcoins at the beginning of the year, Value	257,753	1,194,157	7,087,747
United States Dollar Coin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Stock of Bitcoins at the beginning of the year, Value	(45,168)	889,084
Stock of bitcoins at the beginning of the year, Value	320,458	7,000,000
Stock of Bitcoins at the beginning of the year, Value			5,000,000
Stock of Bitcoins at the beginning of the year, Value		3,109	33,200,000
Stock of bitcoins at the beginning of the year, Value	(5,437)
Stock of Bitcoins at the beginning of the year, Value	(269,853)	(7,571,735)	(31,200,000)
Stock of Bitcoins at the beginning of the year, Value		320,458	7,000,000
United States Dollar Tether [Member]
Indefinite-Lived Intangible Assets [Line Items]
Stock of bitcoins at the beginning of the year, Value	180,310
Stock of Bitcoins at the beginning of the year, Value	(1,770,542)	(127,546)
Stock of Bitcoins at the beginning of the year, Value	11,617	180,310
Stock of bitcoins at the beginning of the year, Value	421,254
Stock of Bitcoins at the beginning of the year, Value	$ 1,180,595	226,256
Stock of Bitcoins at the beginning of the year, Value		$ 81,600